EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plans [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2023	6,714,334	1.59

Granted	4,837,000	1.70
Exercised	(2,750,000)	1.26
Expired	(56,666)	2.12
Forfeited	(37,334)	2.05

DECEMBER 31, 2024	8,707,334	1.75

Granted	481,225	1.61
Exercised	(1,768,333)	1.67
Expired	(810,000)	1.68
Forfeited	(25,262)	1.61

DECEMBER 31, 2025	6,584,964	1.77

Disclosure of stock options outstanding by exercise price [Table Text Block]
Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$1.11 - $1.41	1,000,000	1.35	3.1
$1.42 - $1.66	2,855,963	1.58	3.3
$1.67 - $2.10	1,410,001	2.05	1.6
$2.11 - $2.22	1,319,000	2.19	3.0

DECEMBER 31, 2025	6,584,964	1.77	2.85

Disclosure of detailed information about share options valuation assumptions [Table Text Block]
Inputs and assumptions	Year ended December 31, 2025	Year ended December 31, 2024

Exercise price	$1.61	$1.70
Market price	$1.61	$1.49
Expected option term (years)	5.0	3.0
Expected stock price volatility	54.0%	47.2%
Average risk-free interest rate	3.15%	3.87%
Expected forfeiture rate	-	-
Expected dividend yield	-	-

FAIR VALUE PER OPTION GRANTED	$0.80	$0.47

Disclosure of detailed information about number of restricted share units [Table Text Block]
Number of shares issued or issuable on vesting

DECEMBER 31, 2023	631,576

RSUs Granted	444,541
RSUs Converted to common shares	(267,907)
RSUs Forfeited	(152,467)

DECEMBER 31, 2024	655,743

RSUs Granted	986,682
RSUs Converted to common shares	(506,241)
RSUs Forfeited	(51,796)

DECEMBER 31, 2025	1,084,388

Disclosure of detailed information about number of deferred share units [Table Text Block]
Number of shares issuable

DECEMBER 31, 2023	472,600

DSUs Granted	185,700

DECEMBER 31, 2024	658,300

DSUs Granted	204,664
DSUs Exercised/Released	(369,144)

DECEMBER 31, 2025	493,820